UMB SCOUT FUNDS

WORLDWIDE FUND
(UMBWX)
WORLDWIDE SELECT FUND

SEMIANNUAL REPORT   DECEMBER 31, 1999



No-load mutual funds that seek favorable total returns by investing in established companies either located outside the U.S.
or whose principal business is carried on outside the country.


TO THE SHAREHOLDERS

The UMB Scout WorldWide Fund closed the quarter ended December 31, 1999 at $23.77 per share and had a total return (price change and reinvested distributions) of 16.08% for the quarter. The UMB Scout WorldWide Select Fund closed the quarter at $12.00 per share and had a total return (price change and reinvested distributions) of 16.92%. The Funds invest in a diversified portfolio of equity securities of established companies either located outside the U.S., or whose primary business is done outside the country. These Funds are designed for long-term investors who are able to accept the risks of international investing.

In the world of finance, 1999 was quite a year. Foreign markets were up, as economic recovery came to Southeast Asia and Eastern Europe. The stock markets responded accordingly.
European and U.S. markets also continued to perform well, but the real excitement was in Southeast Asia where markets rebounded strongly from the 1997 collapse, and in Japan, where the market came back to life in 1999. Latin American markets also improved, although their economies are still mired in recession.

A denominator common in all of these markets has been the role of commodities. As economies have improved worldwide, commodity pricing has improved as well. According to the stock markets, this has been most apparent in petroleum products, aluminum and paper. Much of the under-developed world is driven by commodity prices such as these, so we expect their economies to improve as well. Worldwide, the hot areas have been technology and telecommunications.

Our biggest sector weighting is in telecommunications, including the electronic equipment behind these companies. The phone companies are great ways to participate in the developing world and the privatization of these companies. The equipment sectors, represented by companies like Nokia, Ericsson and Alcatel, are prime examples of beneficiaries in the technology side of the telecommunications revolution.

This quarter, we have added several new companies to the WorldWide Fund portfolio. Minebea, a Japanese company, is the world's leading manufacturer of miniature ball bearings. We have also purchased Commonwealth Bank of Australia, Australia's largest bank and Telefonica, the Argentine company that controls half that country's phones, including the business section of Buenos Aires.

We appreciate your interest and participation in the UMB
Scout WorldWide Fund and WorldWide Select Fund. We welcome your questions and comments.

Sincerely,

/s/James L. Moffett
James L. Moffett

UMB Investment Advisors

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

CHART - HYPOTHETICAL GROWTH OF $10,000 - UMB SCOUT WORLDWIDE FUND (UMBWX)

CHART - HYPOTHETICAL GROWTH OF $10,000 - UMB SCOUT WORLDWIDE SELECT FUND

CHART - COMPARATIVE RATES OF RETURN

UMB Scout WorldWide Fund (UMBWX)
as of December 31, 1999
                           1 Year  3 Years   5 Years   Inception
UMB Scout
  WorldWide Fund           31.43%    22.42%   20.02%    17.32%
Lipper Global Fund Index*  33.70%    20.43%   18.25%     N.A.
MSCI EAFE Index -
  U.S. Dollars*            27.30%    16.06%   13.15%     N.A.

Inception - September 14, 1993.

Performance data contained in this report are for past periods only. Past performance is not predictive of future results. Investment return and share value will fluctuate, and redemption value may be more or less than the original cost. Along with the potential for higher returns, international investments carry some additional risks from currency fluctuations, economic and political factors, as well as differences in accounting.

*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

CHART - COMPARATIVE RATES OF RETURN

UMB Scout WorldWide Select Fund
as of December 31, 1999
                                   Month    Quarter    Inception

UMB Scout WorldWide Select Fund    10.71%    16.92%      20.89%
Lipper Global Fund Index*          11.11%    23.19%       N.A.
MSCI EAFE Index - U.S. Dollars*     8.99%    17.05%       N.A.

Inception - May 17, 1999.

Performance data contained in this report are for past periods only. Past performance is not predictive of future results. Investment return and share value will fluctuate, and redemption value may be more or less than the original cost. Along with the potential for higher returns, international investments carry some additional risks from currency fluctuations, economic and political factors, as well as differences in accounting.

*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

CHART - TOP TEN EQUITY HOLDINGS

UMB Scout WorldWide Fund (UMBWX)
                                    Market     Percent
                                Value (000's)  of Total
Sony Corp.                      $   9,881       3.66%
Nokia, CP ADS, Pfd.                 8,208       3.04%
Telecom Italia S.p.A.               6,286       2.33%
BCE Inc.                            5,556       2.06%
Hitachi, Ltd.                       5,423       2.01%
Elan Corp. PLC                      5,204       1.93%
Siemens A.G.                        5,165       1.92%
SAP A.G.                            4,978       1.85%
Telecomunicacoes Brasileiras        4,952       1.84%
Aracruz Celulose SA                 4,757       1.76%
Top Ten Equity Holdings Total:  $  60,409*     22.40%

As of December 31, 1999, statement of assets. Subject to change.

*Market Values are rounded; may not equal total.

CHART - TOP TEN EQUITY HOLDINGS

UMB Scout WorldWide Select Fund
                                    Market     Percent
                                Value (000's)  of Total

Sony Corp.                        $   638       3.82%
Nokia, CP ADS, Pfd.                   466       2.78%
Siemens A.G.                          389       2.33%
Telecom Italia S.p.A.                 378       2.26%
Hitachi, Ltd.                         372       2.23%
BCE Inc.                              316       1.89%
Canon Inc.                            308       1.84%
Svenska Cellulosa Aktiebol            301       1.80%
Elan Corp. PLC                        288       1.72%
Solvay NPV                            279       1.67%
Top Ten Equity Holdings Total:    $ 3,735*     22.40%

As of December 31, 1999, statement of assets. Subject to change.

*Market Values are rounded; may not equal total.

CHART - COUNTRY DIVERSIFICATION - UMB SCOUT WORLDWIDE FUND (UMBWX)

CHART - COUNTRY DIVERSIFICATION - UMB SCOUT WORLDWIDE SELECT FUND

CHART - HISTORICAL PER-SHARE RECORD

UMB Scout WorldWide Fund (UMBWX)
                    Income &                   Cumulative*
            Net    Short-Term    Long-Term      Value Per
           Asset     Gains         Gains       Share Plus
           Value  Distribution  Distribution  Distributions
12/31/93  $10.68    $ 0.03        $  -          $10.71
12/31/94   10.84      0.24           -           11.11
12/31/95   12.08      0.30          0.04         12.69
12/31/96   13.94      0.24          0.10         14.89
12/31/97   16.02      0.31          0.16         17.44
12/31/98   18.56      0.31          0.02         20.31
12/31/99   23.77      0.45          0.12         26.09

*Does not assume any compounding of reinvested distributions.

Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.

CHART - HISTORICAL PER-SHARE RECORD

UMB Scout WorldWide Select Fund
                    Income &                  Cumulative*
            Net    Short-Term    Long-Term      Value Per
           Asset     Gains         Gains       Share Plus
           Value  Distribution  Distribution  Distributions

12/31/99  $12.00     $ 0.08        $  -          $12.08

*Does not assume any compounding of reinvested distributions.

Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


FINANCIAL STATEMENTS           December 31, 1999 (unaudited)

Statement of Net Assets

                                                                             MARKET
SHARES    COMPANY                                                             VALUE
WORLDWIDE PORTFOLIO
COMMON STOCKS (ADR's) - 86.98%
AUSTRALIA - 3.67%
  116,000   Amcor Ltd.                                                     $  2,233,000
   58,380   Broken Hill Proprietary Co. Ltd.                                  1,550,719
  298,000   Coca-Cola Amatil Ltd. ORD                                           811,247
  220,000   Coca-Cola Amatil Ltd. ADR                                         1,197,702
   83,180   Coles Myer Ltd.                                                   3,410,380
   36,000   Commonwealth Bank of Australia                                      617,937
                                                                              9,820,984
AUSTRIA - 1.47%
   40,600   OMV A.G.*                                                         3,927,303

BELGIUM - 1.32%
   42,900   Solvay NPV*                                                       3,526,243

BRAZIL - 3.62%
  181,200   Aracruz Celulose SA                                               4,756,500
   38,540   Telecomunicacoes Brasileiras                                      4,952,390
                                                                              9,708,890
CANADA - 4.68%
   61,600   BCE Inc.                                                          5,555,550
   95,800   Canadian Pacific Ltd.                                             2,065,688
  108,000   Imperial Oil Ltd.                                                 2,335,500
   50,100   Magna International Cl. A                                         2,122,988
   50,000   Prudential Steel Ltd.*                                              447,867
                                                                             12,527,592
CHILE - 0.83%
   52,500   Embotelladora Andina SA De Chile                                    935,156
   40,700   Sociedad Quimica Minera De Chile ADR                              1,284,594
                                                                              2,219,750
DENMARK - 1.39%
   57,800   Novo-Nordisk A.S.                                                 3,735,325

FINLAND - 3.06%
   43,200   Nokia, CP ADS, Pfd.                                               8,208,000

FRANCE - 6.54%
   91,558   Alcatel Alsthom                                                   4,120,110
   62,700   Aventis -Sponsored ADR                                            3,566,063
   23,770   Carrefour Supermarche, SA *                                       4,362,733
   60,200   Schlumberger Ltd.                                                 3,386,250
   30,035   Total SA                                                          2,079,924
                                                                             17,515,079
GERMANY - 7.97%
   39,166   Daimler Chrysler A. G.                                            3,064,740
   34,600   Dresdner Bank A.G. 144A                                           1,872,708
   15,100   Dresdner Bank A.G.                                                  689,356
   76,600   Fresenius Medical Care ADR                                        2,173,525
   51,600   Henkel KGAA, Pfd. *                                               3,424,118
   10,240   SAP A.G.*                                                         4,978,319
   40,800   Siemens A.G.                                                      5,164,921
                                                                             21,367,687
HONG KONG - 1.25%
  728,100   CLP Holdings Ltd.                                                 3,353,192

HUNGARY - 1.25%
   93,300   Magyar Tavkozlest Rt.                                             3,358,800

IRELAND - 1.94%
  176,400   Elan Corp. PLC                                                    5,203,800

ITALY - 5.39%
   61,952   Benetton Group S.p.A.                                             2,814,944
  170,000   Luxottica Group S.p.A.                                            2,985,625
1,861,000   Parmalat Finanziaria S.p.A.                                       2,369,142
   44,900   Telecom Italia S.p.A.                                             6,286,000
                                                                             14,455,711
JAPAN - 14.60%
  109,800   Canon Inc.                                                        4,453,763
   81,700   Fuji Photo Film Ltd.                                              3,125,025
   33,500   Hitachi, Ltd.                                                     5,422,813
   23,150   Ito Yokado, Ltd.                                                  2,422,069
  147,000   Kao Corp.*                                                        4,186,459
   85,000   Minebea Co. Ltd.                                                  1,455,767
   34,700   Sony Corp.                                                        9,880,825
   70,000   Takeda Chemical Inds.*                                            3,453,666
   48,600   Toyota Motor Corp.                                                4,732,425
                                                                             39,132,810
NETHERLANDS - 3.46%
   40,397   Aegon N.V.                                                        3,857,914
   60,400   Akzo N.V.                                                         3,004,900
   80,208   Koninklijke Ahold N.V.                                            2,401,227
                                                                              9,264,041
NEW ZEALAND - 1.53%
  106,200   Telecom Corp.                                                     4,088,700

NORWAY - 0.96%
   60,055   Norsk Hydro A.S.                                                  2,567,351

PORTUGAL - 1.64%
  403,500   Portugal Telecom S.A.                                             4,388,063

SPAIN - 2.23%
  108,000   Repsol S.A.                                                       2,511,000
   44,131   Telefonica De Espana S. A.                                        3,478,074
                                                                              5,989,074
SWEDEN - 3.68%
   47,200   Aktiebolaget Electrolux                                           2,371,800
   52,000   Ericsson (L.M.) Telephone Co. Cl. B                               3,415,750
  138,100   Svenska Cellulosa Aktiebol*                                       4,073,651
                                                                              9,861,201
SWITZERLAND - 1.40%
    4,280   ABB A.G.                                                            686,839
   17,050   Nestle S.A.                                                       1,553,506
   20,613   Novartis A. G.                                                    1,505,351
                                                                              3,745,695
UNITED KINGDOM - 11.11%
  291,006   Bass Public Ltd. Co.                                              3,437,508
   44,000   BP Amoco PLC                                                      2,609,750
   82,572   Cadbury Schweppes Ltd. PLC                                        1,997,210
   82,800   Carlton Communications PLC                                        3,943,350
   62,243   Diageo PLC                                                        1,991,776
   81,400   Imperial Chemical Industries PLC                                  3,464,588
   40,506   Reuters Holdings PLC                                              3,273,391
  152,425   Royal Bank of Scotland PLC *                                      2,697,384
   32,000   SmithKline Beecham PLC                                            2,062,000
   60,178   Unilever PLC                                                      1,824,146
   50,000   Vodafone Group                                                    2,475,000
                                                                             29,776,103
UNITED STATES - 1.99%
   75,000   Agribrands International, Inc.                                    3,450,000
   16,000   Sprint Corp.                                                      1,077,000
    4,000   Sprint PCS                                                          410,000
   11,679   Transocean Sedco Forex Inc.                                         393,430
                                                                              5,330,430

TOTAL COMMON STOCKS (ADR's) - 86.98%                                        233,071,823

 FACE                                                                         MARKET
AMOUNT    DESCRIPTION                                                         VALUE
SHORT-TERM CORPORATE NOTES - 6.69%
$ 2,000,000  Becton Dickinson & Co., 5.90%, due February 11, 2000             1,986,233
  2,000,000  Bellsouth Telecommunications, Inc.,
              5.86% due February 8, 2000                                      1,987,303
  2,000,000  Campbell Soup Co., 6.00%, due February 2, 2000                   1,989,000
  2,000,000  Chevron USA, Inc., 6.37%, due January 18, 2000                   1,993,630
  1,500,000  Du Pont E I De Nemours & Co.,
              5.78%, due January 21, 2000                                     1,494,943
  2,000,000  Dun & Bradstreet Corp., 5.95%, due January 25, 2000              1,991,736
  2,000,000  General Mills Inc., 5.87%, due January 5, 2000                   1,998,369
  2,000,000  Progress Cap Holdings Inc., 5.90%, due January 14, 2000          1,995,411
  2,500,000  Wisconsin Electric Power Co., 6.25%, due February 4, 2000        2,484,809

TOTAL SHORT-TERM CORPORATE NOTES - 6.69%                                     17,921,435

GOVERNMENT-SPONSORED ENTERPRISES - 1.85%
  1,000,000  Federal National Mortgage Assn., 5.47%, due February 8, 2000       994,074
  2,000,000  Federal National Mortgage Assn., 5.50%, due January 20, 2000     1,993,889
  2,000,000  Federal National Mortgage Assn., 5.60%, due March 2, 2000        1,980,711

GOVERNMENT-SPONSORED ENTERPRISES - 1.85%                                      4,968,674

REPURCHASE AGREEMENT - 5.11%
 13,680,000  Northern Trust Co., 3.50%, due January 3, 2000
              (Collateralized by U.S. Treasury Notes,
              5.375%, due July 31, 2000)                                     13,680,000

TOTAL INVESTMENTS  - 100.63%                                                269,641,932

Other assets less liabilities - (0.63%)                                      (1,681,529)

TOTAL NET ASSETS - 100.00%
(equivalent to $23.77 per share; 10,000,000 shares of $1.00 par value
capital shares authorized; 11,254,124.838 shares outstanding)              $267,960,403

ADR - American Depository Receipt
*Non ADR

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           December 31, 1999 (unaudited)

Statement of Net Assets

                                                                             MARKET
SHARES    COMPANY                                                             VALUE

WORLDWIDE SELECT PORTFOLIO
COMMON STOCKS (ADR's) - 96.99%
AUSTRIA - 1.43.%
    2,300   OMV AG                                                         $    222,483

AUSTRALIA - 4.77%
   10,000   Amcor Ltd.                                                          192,500
    5,400   Broken Hill Proprietary Co. Ltd.                                    143,438
   19,400   Coca-Cola Amatil Ltd. Ord                                            52,813
   16,400   Coca-Cola Amatil Ltd.                                                89,283
    4,800   Coles Myer Ltd.                                                     196,800
    4,000   Commonwealth Bank of Australia                                       68,660
                                                                                743,493
BELGIUM - 1.79%
    3,400   Solvay NPV*                                                         279,469

BRAZIL - 3.04%
    9,200   Aracruz Celulose SA                                                 241,500
    1,800   Telecomunicacoes Brasileiras                                        231,300
                                                                                472,800
CANADA - 4.87%
    3,500   BCE Inc.*                                                           315,656
    6,100   Canadian Pacific Ltd.*                                              131,531
    7,200   Imperial Oil Ltd.                                                   155,700
    3,070   Magna International Cl. A*                                          130,091
    2,900   Prudential Steel Ltd.                                                25,976
                                                                                758,955
CHILE - 1.58%
    4,100   Embotelladora Andina SA De Chile                                     73,031
    5,500   Sociedad Quimica Minera De Chile                                    173,594
                                                                                246,625
DENMARK - 1.18%
    2,850   Novo-Nordisk A.S.                                                   184,181

FINLAND - 2.99%
    2,450   Nokia, CP ADS, Pfd.                                                 465,500

FRANCE - 6.49%
    6,100   Alcatel Alsthom                                                     274,500
    3,400   Aventis -Sponsored ADR                                              193,375
    1,230   Carrefour Supermarche, SA *                                         225,754
    2,800   Schlumberger Ltd.                                                   157,500
    2,300   Total SA                                                            159,275
                                                                              1,010,404
GERMANY - 9.17%
    3,142   Daimler Chrysler A. G.                                              245,862
    3,800   Dresdner Bank A.G.                                                  205,673
    4,400   Fresenius Medical Care ADR                                          124,850
    3,400   Henkel KGAA, Pfd. *                                                 225,620
      380   SAP A.G. ORD                                                        184,742
    1,000   SAP A.G. ADR                                                         52,063
    3,075   Siemens A.G.                                                        389,268
                                                                              1,428,078
HONG KONG - 1.22.%
   41,300   CLP Holdings Ltd.                                                   190,203

HUNGARY - 1.02%
    4,400   Magyar Tavkozlest Rt.                                               158,400

IRELAND - 1.85%
    9,750   Elan Corp. PLC                                                      287,625

ITALY - 5.74%
    4,400   Benetton Group S.p.A.                                               199,925
   12,100   Luxottica Group S.p.A.                                              212,506
   81,000   Parmalat Finanziaria S.p.A.                                         103,117
    2,700   Telecom Italia S.p.A.                                               378,000
                                                                                893,548
JAPAN - 16.19%
    7,600   Canon Inc.                                                          308,275
    5,200   Fuji Photo Film Ltd.                                                198,900
    2,300   Hitachi, Ltd.                                                       372,313
    1,500   Ito Yokado, Ltd.                                                    156,938
    9,400   Kao Corp.                                                           267,706
    9,000   Minebea Co. Ltd.                                                    154,140
    2,240   Sony Corp.                                                          637,840
    3,100   Takeda Chemical Inds.                                               152,948
    2,800   Toyota Motor Corp.                                                  272,650
                                                                              2,521,709
NETHERLANDS - 4.00%
    2,250   Aegon N.V.                                                          214,875
    3,400   Akzo N.V.                                                           169,150
    6,800   Koninklijke Ahold N.V.                                              203,575
      642   Uniliver N.V.                                                        34,949
                                                                                622,549
NEW ZEALAND - 1.56%
    6,300   Telecom Corp.                                                       242,550

NORWAY - 0.93%
    3,400   Norsk Hydro A.S.                                                    145,350

PORTUGAL - 1.60%
   22,900   Portugal Telecom S.A.                                               249,038

SPAIN - 3.82%
    7,200   Repsol S.A.                                                         167,400
    7,300   Telefonica De Argentina S.A.                                        225,388
    2,560   Telefonica De Espana S.A.                                           201,760
                                                                                594,548
SWEDEN - 4.67%
    4,050   Aktiebolaget Electrolux                                             203,513
    3,400   Ericsson (L.M.) Telephone Co. Cl. B                                 223,338
   10,200   Svenska Cellulosa Aktiebol*                                         300,878
                                                                                727,728
SWITZERLAND - 2.22%
    2,200   Nestle S.A.                                                         200,452
    2,000   Novartis A. G.                                                      146,058
                                                                                346,511
UNITED KINGDOM - 12.58%
   16,450   Bass Public Ltd. Co.                                                194,316
    1,400   BP Amoco PLC                                                         83,038
    1,000   Cadbury Schweppes Ltd. PLC                                          241,875
    5,800   Carlton Communications PLC                                          276,225
    7,200   Diageo PLC                                                          230,400
    4,300   Imperial Chemical Industries PLC                                    183,019
    2,300   Reuters Holdings PLC                                                185,869
    9,500   Royal Bank of Scotland PLC *                                        168,116
    2,800   SmithKline Beecham PLC                                              180,425
    2,400   Unilever PLC                                                         72,750
    2,900   Vodafone Group                                                      143,550
                                                                              1,959,582
UNITED STATES - 2.30%
    5,200   Agribrands International, Inc.                                      239,200
    1,500   Sprint Corp.                                                        100,969
      543   Transocean Sedco Forex Inc.                                          18,299
                                                                                358,468
TOTAL COMMON STOCKS (ADR's) - 96.99%                                         15,109,794

 FACE                                                                         MARKET
AMOUNT    DESCRIPTION                                                         VALUE


REPURCHASE AGREEMENT - 10.30%
$ 1,605,000  Northern Trust Co., 3.50%, due January 3, 2000
              (Collateralized by U.S. Treasury Notes,
              5.375%, due July 31, 2000)                                      1,605,000

TOTAL INVESTMENTS  - 107.30%                                                 16,714,794

Other assets less liabilities - (7.30%)                                      (1,136,702)

TOTAL NET ASSETS - 100.00%
(equivalent to $12.00 per share; 10,000,000 shares of $1.00 par value
capital shares authorized; 1,304,910.285 shares outstanding)               $ 15,578,092

ADR - American Depository Receipt
*Non ADR

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (UNAUDITED)


STATEMENT OF ASSETS AND LIABILITIES
                                                                   WORLDWIDE
                                                   WORLDWIDE         SELECT
ASSETS:
 Investment securities, at market value
   (identified cost $195,650,302 and
   $14,696,027, respectively)                    $269,641,932    $ 16,714,794
 Cash                                                (608,999)         (5,785)
 Dividends receivable                                 264,717          15,523
 Receivable for investments sold                    2,472,011         224,269
     Total assets                                 271,769,661      16,948,801
LIABILITIES:
 Payments for investments purchased                 4,258,280       1,284,006
     Total liabilities                              4,258,280       1,284,006
NET ASSETS                                       $267,511,381    $ 15,664,795

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)     $194,617,788    $ 13,666,218
 Accumulated undistributed income:
   Net investment income                              313,440          (1,386)
   Net realized gain (loss) on investment
    transactions                                   (1,291,744)        (18,804)
 Net unrealized appreciation (depreciation)
   on investments and translation of assets
   and liabilities in foreign currencies           73,871,897       2,018,767
NET ASSETS APPLICABLE TO OUTSTANDING SHARES      $267,511,381      15,664,795

Capital shares, $1.00 par value
 Authorized                                        20,000,000      10,000,000

 Outstanding                                       11,254,125       1,304,910

NET ASSET VALUE PER SHARE                        $      23.77    $      12.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999, AND THE PERIOD MAY 17, 1999 (INCEPTION) TO JUNE 30, 1999

STATEMENT OF OPERATIONS

                                                                     WORLDWIDE
                                                   WORLDWIDE           SELECT
INVESTMENT INCOME:
 Income:
   Dividends                                       $   963,344       $    42,403
   Interest                                            894,259            34,374
                                                     1,857,603            76,777
 Expenses:
   Management fees                                     922,376            36,745
   Government fees                                      46,965               -
                                                       969,341            36,745
     Net investment income                             888,262            40,032
REALIZED and unrealized gain (LOSS) ON INVESTMENTS
and foreign currency:
 Net realized gain (loss) from investment
   and foreign currency transactions                   936,994            36,835
 Increase (decrease) in net unrealized
   appreciation on investments
   and translation of assets and liabilities
     in foreign currencies                          39,119,562         1,933,945
     Net realized and unrealized gain (loss)
      on investments and foreign currency           40,056,556         1,970,780
     Net increase (decrease) in net assets
      resulting from operations                    $40,944,818       $ 2,010,812

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in net assets

                                                                                                      WORLDWIDE
                                                                                      WORLDWIDE         SELECT
                                                      WORLDWIDE                         SELECT      FOR THE PERIOD
                                                      SIX MONTHS                      SIX MONTHS     MAY 17, 1999
                                                        ENDED          WORLDWIDE        ENDED         (INCEPTION)
                                                  DECEMBER 31, 1999   YEAR ENDED   DECEMBER 31, 1999      TO
                                                    (UNAUDITED)     JUNE 30, 1999    (UNAUDITED)     JUNE 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $    888,262      $  2,032,442     $    40,032     $     3,315
 Net realized gain (loss) from investment
   and foreign currency transactions                     936,994         1,704,444          36,835           2,197
 Increase (decrease) in net unrealized appreciation
   on investments and translation of assets
   and liabilities in foreign currencies              39,119,562        12,313,756       1,933,945          84,794
   Net increase (decrease) in net assets resulting
     from operations                                  40,944,818        16,050,642       2,010,812          90,306
DISTRIBUTIONS TO SHAREHOLDERS FROM:*
 Net investment income                                (1,031,589)       (1,687,760)        (44,703)           -
 Net realized gain (loss) from investment
   transactions                                       (3,940,780)          (91,395)        (57,835)           -
   Decrease in net assets
     from distributions                               (4,972,369)       (1,779,155)       (102,538)           -
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from 5,747,273; 7,511,796;
   1,024,989 and 280,610 shares sold,
   respectively                                      122,727,926       141,947,545      10,900,350       2,771,494
 Net asset value of 185,805; 62,507; and
   2,208 shares issued for reinvestment
   of distributions                                    4,186,189         1,233,449          24,967            -
                                                     126,914,115       143,180,994      10,925,317                  2,771,494
 Cost of 3,181,304 and 2,897 shares
   redeemed                                          (76,020,839)      (60,041,596)        (30,596)           -
   Net increase (decrease)  in net assets
     from capital share transactions                  50,893,276        83,139,398      10,894,721       2,771,494
     Net increase (decrease) in net assets            86,865,725        97,410,885      12,802,995       2,861,800
NET ASSETS:
 Beginning of period                                 180,645,656        83,234,771       2,861,800            -
 End of period (including undistributed
   net investment income of $313,440,
   $456,766 $3,285 and $3,315,
   respectively)                                    $267,511,381      $180,645,656     $15,664,795            -

Distributions to shareholders:
 Income dividends per share                         $       0.08      $       0.23     $      -        $      -
 Capital gains distribution per share               $       0.36      $       0.02     $      0.05     $      -

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Effective on April 24, 1996, the Fund's shareholders approved a change in the fiscal year-end. Its shares are currently issued in two series (WorldWide and WorldWide Select) with each series, in effect, representing a separate fund. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Foreign Currency - Amounts denominated in, or expected to settle in, foreign currencies (FC) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on December 31, 1999.

b. Purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions (or at the average rate if significant rate fluctuations have not occurred).

c. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books; and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended December 31, 1999 (excluding repurchase agreements and short-term securities), were as follows:

                              Other than
                           U.S. Government  U.S. Government
WorldWide Fund                Securities       Securities
Purchases                    $397,590,350     $ 7,879,990
Proceeds from sales           105,806,919       6,500,000

WorldWide Select Fund
Purchases                    $ 73,401,083     $     -
Proceeds from sales               215,348           -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of UMB Scout WorldWide Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund, and of the other UMB Scout Funds, are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
   Federal Portfolio
   Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISORS AND MANAGER
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc., Kansas City, Missouri

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

Toll Free 800-996-2862

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.